16. INVENTORIES (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 2,326	$ 3,360	$ 225	$ 136
Materials and spare parts
DisclosureOfInventoryLineItems [Line Items]
Inventories	1,514	1,336
Advances to suppliers
DisclosureOfInventoryLineItems [Line Items]
Inventories	143	103
In process and finished products
DisclosureOfInventoryLineItems [Line Items]
Inventories	640	1,496
Stock of crude oil
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 29	$ 425